                                                    ALLSTATE LIFE INSURANCE COMPANY
                                            The Putnam Allstate Advisor Variable Annuities

                                                    Supplement Dated April 4, 2008
                                                  To the Prospectus Dated May 1, 2007

On April 7, 2008, we will change our administrative office for your variable annuity and we will have a new address and telephone number. Your prospectus is amended to replace all references to our old address and telephone number with our new address and telephone number, shown below.  Please keep this information with your prospectus or in a safe place.

Any instructions you mail to us for processing on or after April 7, 2008 must be mailed to our new address, otherwise your transaction may be delayed.

Our new address and telephone number are as follows:

         If you are sending us an additional premium payment:

         Allstate Life Insurance Company
         PO BOX 758560
         Topeka KS  66675-8560

         If you are sending us correspondence that is NOT an additional premium payment:

         Allstate Life Insurance Company
         PO BOX 758564
         Topeka, KS  66675-8564

         Telephone Number:

         800-390-1277

         Facsimile Number:

         1-785-228-4568

         Overnight Address:

         Allstate Life Insurance Company
         5801 SW 6th Ave
         Topeka, KS 66606-0001

                                                    ALLSTATE LIFE INSURANCE COMPANY
                                                The Allstate Advisor Variable Annuities
                                                    The Allstate Variable Annuities
                                                 AIM Lifetime Plus II Variable Annuity
                                                  Morgan Stanley Variable Annuity II
                                                   Morgan Stanley Variable Annuity 3

                                                    Supplement Dated April 4, 2008
                                                  To the Prospectus Dated May 1, 2007

On April 7, 2008, we will change our administrative office for your variable annuity and we will have a new address and telephone number. Your prospectus is amended to replace all references to our old address and telephone number with our new address and telephone number, shown below.  Please keep this information with your prospectus or in a safe place.  Any instructions you mail to us for processing on or after April 7, 2008 must be mailed to our new address, otherwise your transaction may be delayed.

Our new address and telephone number are as follows:

         If you are sending us an additional premium payment:

         Allstate Life Insurance Company
         PO BOX 758566
         Topeka KS  66675-8566

         If you are sending us correspondence that is NOT an additional premium payment:

         Allstate Life Insurance Company
         PO BOX 758565
         Topeka, KS  66675-8565

         Telephone Number:

         800-457-7617

         Facsimile Number:

         1-785-228-4584

         Overnight Address:

         Allstate Life Insurance Company
         5801 SW 6th Ave
         Topeka, KS 66606-0001